NAD
Nuveen Quality Municipal Income Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.2% (99.7% of Total Investments)
	MUNICIPAL BONDS – 152.2% (99.7% of Total Investments)
	Alabama – 1.5% (1.0% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	BBB+	$6,063,200
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,600,714
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,700,071
17,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	26,748,750
4,165	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	4,825,194
37,670	Total Alabama			50,937,929
	Alaska – 0.7% (0.4% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,753,373
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,879,672
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,138,180
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,217,599
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	337,545
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
145	4.625%, 6/01/23	2/21 at 100.00	A1	147,352
14,500	5.000%, 6/01/32	2/21 at 100.00	B3	14,735,190
22,000	Total Alaska			23,208,911
	Arizona – 3.2% (2.1% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,013,849
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	2,874,550
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA-	2,371,740
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,558,868
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,610,525
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,431,879

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	$13,559,296
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A:
5,500	4.000%, 7/01/44	7/29 at 100.00	A	6,381,265
2,000	4.000%, 7/01/49	7/29 at 100.00	A	2,304,000
3,165	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, 5.000%, 7/01/44 (AMT)	7/29 at 100.00	A	3,889,279
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	15,434,947
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	7,253,880
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	11,055,380
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015, 4.000%, 12/01/38 – AGM Insured	12/25 at 100.00	AA	1,097,670
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	670,825
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	36,140,803
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured	6/24 at 100.00	A2	1,250,667
87,565	Total Arizona			111,899,423
	Arkansas – 0.2% (0.1% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	4,394,680
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 4.875%, 12/01/43	12/23 at 100.00	A1	2,253,965
6,055	Total Arkansas			6,648,645
	California – 12.6% (8.2% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A-	1,097,571
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,717,204
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	6,441,149
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,980,129
95	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	70,117
105	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	85,798
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	11,058,900
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,889,515

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured	No Opt. Call	A2	$796,852
	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	51,872
1,640	0.000%, 8/01/32	No Opt. Call	A2	1,327,268
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	3,101,517
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	3,582,511
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,855	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	3,616,628
4,145	5.000%, 11/15/46	11/26 at 100.00	A+	4,946,146
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	27,433,864
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42	11/27 at 100.00	A+	2,640,320
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37, 144A	7/23 at 100.00	AA-	783,052
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
790	9.404%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	900,561
825	9.412%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	940,566
2,140	9.412%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,439,771
5,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	6,009,400
3,250	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/42	2/27 at 100.00	A-	3,798,178
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	914,813
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	558,735
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	6,827,460
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	3,509,286
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	6,584,713
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
986	5.750%, 7/01/30 (6)	3/21 at 100.00	N/R	936,921
2,701	5.500%, 7/01/39 (6)	3/21 at 100.00	N/R	2,565,885

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	Baa2	$4,681,637
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured	No Opt. Call	A-	861,480
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 61.42	AA- (4)	3,094,199
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,331,719
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	Aa1	4,562,080
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25	No Opt. Call	AA+	2,940,620
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,709,770
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,677,758
6,480	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	7,594,366
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa3 (4)	1,542,660
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	11,431,217
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,434,717
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	Aa3	3,373,090
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	3,123,150
5,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,189,042
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	2,098,450
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,893,400
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	A-	888,741
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT)	5/26 at 100.00	A+	106,590
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	A+	2,373,700
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	A+	23,560,457

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	A+	$5,664,220
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA-	2,999,164
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	257,863
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)	8/24 at 100.00	AA (4)	7,458,062
5,955	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	6,692,527
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	BBB+	4,341,465
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BBB+	3,683,812
45	Natomas Union School District, Sacramento County, California, General Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured	No Opt. Call	Baa2	45,654
10,265	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	11,651,904
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	15,661,742
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32 (Pre-refunded 5/01/21)	5/21 at 100.00	AA+ (4)	2,533,875
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A2 (4)	4,978,860
4,670	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	5,076,710
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	1,303,980
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	Aa3	6,700,150
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured	No Opt. Call	A1	4,827,100
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38	No Opt. Call	A	3,097,911
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB+	357,905
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A	17,736,811
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A	14,246,843
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A	14,958,707
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)	5/29 at 100.00	A	13,657,550

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Series 2013C, 0.000%, 8/01/43	8/22 at 29.31	N/R	$576,300
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	2,233,820
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	17,110,952
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	28,661,728
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A-	6,043,100
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A-	5,999,300
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43	8/25 at 38.93	A3	2,385,878
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	2,002,858
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	5,609,550
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured	No Opt. Call	A2	980,143
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured	No Opt. Call	A2	873,413
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,051,820
1,000	6.500%, 12/01/24 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,052,770
1,000	6.625%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,053,810
1,325	6.750%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,397,676
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	2,307,310
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A1 (4)	2,049,420
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)	8/31 at 100.00	AA	4,319,288
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2 (4)	4,103,800
405,547	Total California			439,821,296
	Colorado – 10.6% (7.0% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A1	3,570,840
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	4,868,088
10,000	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/29 at 100.00	AA+	11,766,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,000	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AA+	$5,062,680
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	1,887,322
1,605	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/45 – BAM Insured	8/30 at 100.00	AA	1,925,262
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,263,767
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	1,813,990
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A+	542,365
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30	8/24 at 100.00	A+	1,131,970
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	4,072,148
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22	No Opt. Call	A+	1,319,437
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31	9/27 at 100.00	A2	595,674
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,372,464
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,825,424
1,930	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/41	5/26 at 100.00	AA	2,151,255
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
3,020	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	3,307,504
4,890	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,360,467
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	4,928,394
10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	11,373,600
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	304,174
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	3,209,527
6,425	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	7,723,300
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	N/R	776,640

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,030	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	Baa1	$3,477,258
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 5.000%, 11/01/44	11/29 at 100.00	A+	6,297,900
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/38	1/30 at 100.00	AA-	3,991,383
2,620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	3,153,642
1,100	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,240,437
	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B:
750	4.250%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (4)	758,685
1,250	4.250%, 5/15/37	5/21 at 100.00	Aa2	1,262,362
7,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable Rate Demand Subordinate Lien Improvement Series 2006B, 0.050%, 11/01/36 (Mandatory Put 2/05/21)	3/21 at 100.00	Aa2	7,000,000
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C:
1,115	5.000%, 3/01/43 (Pre-refunded 3/01/28)	3/28 at 100.00	N/R (4)	1,458,197
1,660	5.000%, 3/01/43	3/28 at 100.00	AA	2,044,821
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	2,713,434
3,555	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/38	12/30 at 100.00	AA-	4,375,956
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	A1	3,401,700
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	A1	8,692,750
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	2,172,960
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A	1,215,423
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,990,700
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A	24,962,428
30,435	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A	36,861,655
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 8/01/46	8/26 at 100.00	AA-	2,045,443
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	2,130,092

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
$2,955	5.000%, 12/01/28	12/26 at 100.00	BBB-	$3,521,710
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB-	2,370,040
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB-	2,784,120
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,846,970
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A	289,539
150	0.000%, 9/01/37	No Opt. Call	A	106,260
75	0.000%, 9/01/38	No Opt. Call	A	51,531
20	0.000%, 9/01/39	No Opt. Call	A	13,328
110	0.000%, 9/01/41	No Opt. Call	A	68,683
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,520	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	1,501,258
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	17,767,211
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	930,311
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	1,886,443
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	21,198,061
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	19,189,570
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	80,054
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	6,308,000
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	351,832
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	44,733,600
340	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 5.500%, 5/01/22 (AMT)	5/21 at 100.00	Baa2	340,184
1,250	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/45 – AGM Insured	12/29 at 100.00	AA	1,491,300
4,000	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	A1	5,012,160
2,450	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/49 – BAM Insured	12/30 at 100.00	AA	2,937,599
520	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/44 – AGM Insured	12/30 at 100.00	A2	625,482
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	2,076,988

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
$1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	$1,803,396
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,386,755
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	7,690,166
2,395	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 – AGM Insured	12/29 at 100.00	A	2,932,510
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A-	1,121,141
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,563,735
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 – AGM Insured	12/26 at 100.00	AA	910,823
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	A3	1,278,448
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	A3	1,149,680
2,000	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	2,394,300
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,283,960
365,385	Total Colorado			371,397,166
	Connecticut – 1.4% (0.9% of Total Investments)
850	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A	1/26 at 102.00	BB+	923,432
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	A2 (4)	3,667,390
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	17.272%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	Aa3	1,727,180
190	17.112%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	247,562
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	A+	18,507,756
6,410	5.000%, 1/01/37	1/28 at 100.00	A+	7,970,835
6,000	5.000%, 1/01/38	1/28 at 100.00	A+	7,444,440
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 4.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (4)	3,726,673
5,077	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (6)	No Opt. Call	N/R	329,982

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$4,000	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/39	2/30 at 100.00	A	$5,189,760
45,592	Total Connecticut			49,735,010
	Delaware – 0.3% (0.2% of Total Investments)
800	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	957,992
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	8,357,107
8,055	Total Delaware			9,315,099
	District of Columbia – 0.8% (0.6% of Total Investments)
730	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)	3/21 at 100.00	AA+	733,029
2,800	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	3,128,272
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/21 at 21.09	N/R	4,416,720
15,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/23 – AGM Insured (UB)	No Opt. Call	Aa1	16,369,200
4,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30 (AMT)	10/23 at 100.00	A+	4,970,295
44,030	Total District of Columbia			29,617,516
	Florida – 9.3% (6.1% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,580,581
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	477,747
2,260	5.000%, 9/01/48	9/23 at 100.00	BBB	2,398,515
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (AMT)	10/25 at 100.00	A	8,621,700
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A1 (4)	4,454,979
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	103,692
175	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	193,102
14,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	13,672,260
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
12,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/21 at 104.00	N/R	11,725,680
15,985	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/21 at 104.00	N/R	15,476,197

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	Baa1 (4)	$4,399,823
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1 (4)	1,161,822
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (AMT)	10/21 at 100.00	Aa3	2,065,480
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A	38,567,833
9,065	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A	10,902,566
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2016A, 5.000%, 10/01/40 (AMT)	10/26 at 100.00	A+	4,630,812
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	A	6,813,617
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/48 (AMT)	10/28 at 100.00	A+	6,052,000
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A	2,624,661
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	11,762,848
10,200	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	Baa1	11,754,378
5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project, Series 2018B, 5.000%, 6/01/46 (AMT)	6/28 at 100.00	A	5,820,700
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/35	11/24 at 100.00	A2	5,798,137
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	11,023,245
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BB+	1,684,000
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42	4/23 at 100.00	A-	3,132,053
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	9,074,957
12,545	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	14,891,040
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/42	8/27 at 100.00	A	1,790,985
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A- (4)	1,077,420
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A-	1,144,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35 (AMT)	10/24 at 100.00	A-	$5,697,700
6,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A-	7,011,473
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	3,098,326
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,207,630
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	13,377,413
6,035	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	7,164,450
2,360	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB-	2,899,425
2,000	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	2,384,080
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	124,947
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B, 5.000%, 9/01/43	9/24 at 100.00	AA-	5,359,821
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	12,283,394
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	7,058,152
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	7,331,775
705	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A	3/24 at 100.00	BBB+	784,171
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44	1/24 at 100.00	A-	1,643,655
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29	9/22 at 100.00	A+	746,200
2,405	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	2,677,078
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
1,000	5.000%, 7/01/40	7/30 at 100.00	A-	1,273,710
1,845	4.000%, 7/01/45	7/30 at 100.00	A-	2,147,746
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	15,610,347
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	72,157
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	3/21 at 100.00	N/R	1

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	3/21 at 100.00	N/R	$271,965
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/21 at 100.00	N/R	131,818
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	3/21 at 100.00	N/R	2
750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/38	10/29 at 100.00	A3	871,155
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	7,316,068
290,480	Total Florida			325,421,679
	Georgia – 1.7% (1.2% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	2,070,104
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA-	5,935,650
1,280	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 1996, 5.500%, 8/15/26 – NPFG Insured	No Opt. Call	Baa2	1,453,120
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
2,000	5.000%, 4/01/47	4/27 at 100.00	A	2,390,540
4,500	4.000%, 4/01/50	4/30 at 100.00	A	5,233,770
3,180	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	3,845,097
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,460	5.000%, 5/15/43	5/29 at 100.00	A3	1,786,806
5,000	5.000%, 5/15/49	No Opt. Call	A3	7,776,650
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA-	3,964,298
10,260	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	11,691,167
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	6,031,950
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,251,513
5,370	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	6,298,741
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	AA- (4)	1,471,712
50,780	Total Georgia			61,201,118
	Guam – 0.1% (0.0% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	787,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	$1,374,672
1,985	Total Guam			2,161,880
	Hawaii – 1.5% (1.0% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	14,243,580
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)	3/27 at 100.00	Baa2	6,723,180
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	12,818,632
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	12,217,400
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	Aa2	5,830,650
45,205	Total Hawaii			51,833,442
	Idaho – 0.7% (0.4% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	6,114,200
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2017ID, 5.000%, 12/01/46	6/27 at 100.00	AA-	13,564,549
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/29	9/26 at 100.00	BB+	1,978,800
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,229,463
310	5.000%, 9/01/32	9/22 at 100.00	A3	331,473
19,370	Total Idaho			23,218,485
	Illinois – 16.3% (10.7% of Total Investments)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,055	5.000%, 12/15/30 – AGM Insured (ETM)	12/21 at 100.00	AA (4)	1,100,006
1,945	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	2,026,223
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	7,346,100
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B1	1,509,146
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	11,333,192
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,954,352
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	14,715,578

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	BB-	$9,702,514
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB-	6,726,380
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	BB-	3,651,078
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	BB-	3,355,645
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	BB-	14,898,450
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	BB-	9,716,900
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	10,078,347
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	A3 (4)	8,238,357
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
1,080	5.600%, 12/20/29 (AMT)	3/21 at 100.00	A+	1,083,391
1,925	5.650%, 12/20/40 (AMT)	3/21 at 100.00	A+	1,930,217
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	6,605,781
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	12,403,607
2,245	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	2,545,179
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	13,339,012
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,528,540
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB-	3,003,662
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB-	17,881,360
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	14,223,652
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/40	1/29 at 100.00	BBB-	4,741,520
7,445	5.500%, 1/01/49	1/29 at 100.00	BBB-	8,997,953
15,570	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	BBB-	16,581,427
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,561,595
6,375	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	Baa2	8,027,719
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC Insured	No Opt. Call	Baa2	1,872,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	$5,282,775
3,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/31	11/26 at 100.00	A2	3,635,760
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
500	5.000%, 11/15/34	11/26 at 100.00	A2	631,420
4,550	5.000%, 11/15/35	11/26 at 100.00	A2	5,745,922
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,868,200
815	4.500%, 11/01/36	11/24 at 100.00	A	920,689
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,152,564
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	454,592
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
1,930	5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	N/R	2,308,010
12,025	5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	Aa3	13,581,756
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 4.000%, 3/01/38	3/26 at 100.00	AA-	2,212,880
2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/33	2/27 at 100.00	Aa2	3,084,625
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	AA+	5,299,703
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	AA+	5,347,502
6,000	5.000%, 9/01/42	9/24 at 100.00	AA+	6,712,920
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	12,287,445
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	3/21 at 100.00	AA+	12,160,647
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A-	454,566
390	6.000%, 7/01/43	7/23 at 100.00	A-	429,858
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B, 5.000%, 11/15/39	5/25 at 100.00	A+	4,901,142
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	BBB+	639,766
3,745	5.000%, 8/15/44	8/25 at 100.00	BBB+	4,201,703
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA- (4)	2,504,775

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46	10/25 at 100.00	AA-	$3,465,720
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	11,429,417
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc, Series 2001, 5.950%, 2/20/36	2/21 at 100.00	Aa3	2,003,800
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	BB+	2,055,694
450	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/39	12/27 at 100.00	BBB-	523,242
	Illinois State, General Obligation Bonds, February Series 2014:
5,705	5.250%, 2/01/33	2/24 at 100.00	BBB-	6,240,985
5,815	5.250%, 2/01/34	2/24 at 100.00	BBB-	6,353,818
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	2,156,320
	Illinois State, General Obligation Bonds, January Series 2016:
3,500	5.000%, 1/01/29	1/26 at 100.00	BBB-	4,048,660
8,250	5.000%, 1/01/32	1/26 at 100.00	BBB-	9,433,710
4,200	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/27	6/26 at 100.00	BBB-	4,948,440
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB-	1,058,261
	Illinois State, General Obligation Bonds, May Series 2020:
1,635	5.500%, 5/01/30	No Opt. Call	BBB-	2,123,898
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,668,173
3,000	5.750%, 5/01/45	5/30 at 100.00	BBB-	3,784,320
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB-	1,718,130
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	4,214,422
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	2,513,938
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,706,800
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB-	1,642,254
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	BBB	2,039,432
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, 144A	1/23 at 100.00	A1	1,510,883
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	5,477,421
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	5,252,725
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	12,926,300
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	2,418,742
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 17.640%, 1/01/38, 144A (IF)	1/23 at 100.00	AA-	2,498,063
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa2	1,990,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,500	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C, 4.000%, 1/01/40 – AGM Insured	1/27 at 100.00	A3	$2,821,400
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured	No Opt. Call	Aa2	8,878,590
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	2,111,017
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	1,139,270
4,780	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,512,248
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BB+	5,967,722
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	12,017,985
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BB+	22,813,292
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	10,255,860
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	153,013
6,610	0.000%, 12/15/23	No Opt. Call	BBB	6,396,431
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	3,545,550
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	752,796
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	2,120,184
2,195	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	2,619,645
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,575,172
800	6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	815,704
3,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	3,767,680
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	2,363,051
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,629,935
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	4,038,847
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,782,177
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	10,863,064
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,068,855

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	$4,848,211
535,280	Total Illinois			568,560,020
	Indiana – 1.8% (1.2% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,121,599
1,480	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,553,556
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012B, 5.000%, 2/01/28	2/22 at 100.00	A-	1,608,617
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	3,174,563
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,731,800
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	8,608,283
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
3,015	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	3,237,598
1,420	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	1,521,700
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (AMT)	7/23 at 100.00	BBB+	1,617,210
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A+	6,121,734
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	2,824,883
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 4.000%, 10/01/42	10/22 at 100.00	Aa3	4,691,925
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	5,186,475
3,985	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	4,521,899
56,220	Total Indiana			62,521,842
	Iowa – 1.2% (0.8% of Total Investments)
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	1,567,789
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,481,449
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,223,367

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$24,420	5.500%, 6/01/42	3/21 at 100.00	B-	$24,794,359
12,100	5.625%, 6/01/46	3/21 at 100.00	B-	12,285,493
41,350	Total Iowa			42,352,457
	Kansas – 0.2% (0.1% of Total Investments)
1,240	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.000%, 9/01/26	9/21 at 100.00	A1	1,274,299
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	4,775,406
375	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/21 at 100.00	BBB	375,180
5,580	Total Kansas			6,424,885
	Kentucky – 1.3% (0.8% of Total Investments)
5,540	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46 (Pre-refunded 8/15/21)	8/21 at 100.00	N/R (4)	5,691,020
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	3,059,375
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	5,637,926
3,655	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	4,309,282
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	9,232,700
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	648,941
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30	6/21 at 100.00	A-	9,319,224
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
495	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	497,430
4,505	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	4,527,120
1,375	6.500%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	1,382,026
41,230	Total Kentucky			44,305,044
	Louisiana – 3.4% (2.2% of Total Investments)
4,600	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	4,808,426
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39 (Pre-refunded 2/01/25)	2/25 at 100.00	AA- (4)	3,171,696
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	3,783,638

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
$1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	$1,708,260
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	5,296,861
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	5,943,808
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A3	5,985,400
965	5.000%, 5/15/46	5/27 at 100.00	A3	1,147,028
11,700	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	13,626,873
7,705	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	8,132,782
1,265	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45 (Pre-refunded 11/01/25)	11/25 at 100.00	BBB+ (4)	1,531,713
1,570	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	1,823,979
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 4.000%, 5/15/35	5/26 at 100.00	A3	2,050,680
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	4,386,881
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	355,628
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A, 4.000%, 5/01/41	5/25 at 100.00	AA-	15,682,660
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A-	7,045,799
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A-	7,752,531
7,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A-	9,127,560
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 – AGM Insured	12/22 at 100.00	A2	1,080,600
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	BBB+	6,001,630
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	BBB+	1,366,560
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	507,509
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	6,563,023
105,070	Total Louisiana			118,881,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.7% (0.5% of Total Investments)
$2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	Ba1	$2,950,741
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	3,977,728
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,886,100
3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	3,962,015
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	A+	2,183,400
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
3,000	6.750%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	BB (4)	3,081,750
2,260	6.750%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BB (4)	2,321,585
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A-	1,472,328
1,020	5.000%, 7/01/34	7/24 at 100.00	A-	1,163,055
22,210	Total Maine			23,998,702
	Maryland – 0.3% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA-	5,728,900
280	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/45	7/30 at 100.00	Baa1	324,128
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 4.000%, 7/01/42	7/27 at 100.00	A+	2,250,220
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 6.000%, 7/01/25	7/21 at 100.00	BBB+	459,959
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A3	1,998,213
1,070	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/28	11/24 at 103.00	B-	1,160,372
10,590	Total Maryland			11,921,792
	Massachusetts – 1.0% (0.7% of Total Investments)
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37 (6)	3/21 at 100.00	N/R	292,500
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37 (6)	3/21 at 100.00	N/R	366,750
	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A:
275	5.000%, 6/01/39	6/29 at 100.00	BBB	341,349
270	4.000%, 6/01/49	6/29 at 100.00	BBB	303,426
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	923,208

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	$4,196,920
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
930	17.904%, 10/01/48, 144A (IF) (5)	No Opt. Call	Aa1	1,302,121
505	18.009%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	Aa1	707,313
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	3,437,312
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.125%, 1/01/25	1/23 at 100.00	BBB	1,314,477
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	2,508,495
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 4.000%, 7/01/41	7/26 at 100.00	BBB+	1,662,645
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,289,877
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,432,000
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+ (4)	714,525
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	6,589,001
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A2	1,083,511
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A-	6,814,503
32,845	Total Massachusetts			35,279,933
	Michigan – 3.0% (1.9% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,792,136
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A1 (4)	2,063,369
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	1,144,650
6,910	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/47	5/30 at 100.00	AA	8,215,783
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA- (4)	3,747,499
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
11,000	4.000%, 11/01/50	11/30 at 100.00	Aa3	13,023,890
5,375	4.000%, 11/01/55	11/30 at 100.00	Aa3	6,373,299
5,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/44	8/29 at 100.00	A1	5,793,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A	$1,587,180
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	461,068
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A1	3,078,059
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A2	1,130,860
1,405	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	1,647,082
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI:
2,500	5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	2,661,100
3,670	5.000%, 12/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,906,495
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	2,162,880
4,435	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	5,593,023
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	5,669,800
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AA- (4)	1,037,340
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/34	10/25 at 100.00	AA-	11,998,400
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	5,535,088
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A-	3,219,090
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A-	1,566,799
1,200	5.000%, 12/01/45	12/25 at 100.00	A-	1,407,252
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A-	1,633,851
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A-	3,772,051
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	A+	1,318,542
90,445	Total Michigan			103,539,636

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 1.6% (1.0% of Total Investments)
$310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	$329,480
2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	2,293,000
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	522,625
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53	2/28 at 100.00	A-	6,656,119
3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	3,441,664
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,235	5.000%, 1/01/37 (AMT)	7/29 at 100.00	A	1,543,886
3,500	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A	4,297,930
2,500	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A	3,046,400
2,295	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	A+	2,738,692
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D:
470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A	563,168
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A	534,740
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A	685,989
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A	880,800
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,671,540
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,925,624
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	2,415,740
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA	1,062,052
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50	12/24 at 100.00	BBB-	1,641,615
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,575,043
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,920,700
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	504,400
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,000,440
2,245	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A3	2,692,608

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$750	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	$915,375
2,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019, 5.000%, 8/01/54	8/24 at 102.00	N/R	2,123,820
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	4,419,141
2,000	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (4)	2,281,920
48,020	Total Minnesota			55,684,511
	Mississippi – 0.8% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A:
7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	8,781,900
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	17,876,150
23,000	Total Mississippi			26,658,050
	Missouri – 4.6% (3.0% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	Ba1	1,126,370
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30	5/25 at 100.00	N/R	1,977,460
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	561,810
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
3,425	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A-	4,283,305
6,600	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	8,027,712
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	8,451,520
4,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, 5.000%, 3/01/57 – AGM Insured (AMT)	3/30 at 100.00	A2	5,001,120
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	408,360
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,549,340
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	4,575,900
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	4,463,950
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/42	1/28 at 100.00	AA	5,272,857
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,090,790

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/34	5/26 at 100.00	A+	$1,197,380
4,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2020, 4.000%, 11/15/50	11/30 at 100.00	A+	4,714,880
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,255,806
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	1,396,811
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,139,813
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	12,073,794
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
5,000	5.000%, 11/15/42	11/27 at 100.00	A+	6,077,550
10,000	4.000%, 11/15/47	11/27 at 100.00	A+	11,331,800
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,619,380
7,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	8,667,975
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	A+	2,261,780
3,500	5.000%, 6/01/48	6/28 at 100.00	A+	4,234,790
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,381,550
16,750	4.000%, 5/15/48	5/25 at 102.00	A+	18,415,452
7,925	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	8,842,398
3,370	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	3,760,111
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 3.500%, 6/15/30	6/22 at 100.00	Baa2	409,048
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	827,943
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,210,736
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/26 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1 (4)	3,804,974
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43	6/27 at 100.00	A2	2,372,700
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	3/21 at 100.00	N/R	1,001,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	$2,046,900
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	619,011
375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	406,920
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.125%, 9/01/48	9/25 at 103.00	BB+	1,116,920
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)	7/22 at 100.00	A-	510,129
145,015	Total Missouri			161,488,695
	Montana – 0.2% (0.1% of Total Investments)
3,315	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,998,354
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,456,628
5,405	Total Montana			6,454,982
	Nebraska – 0.2% (0.1% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	2,456,676
1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A, 4.000%, 11/15/50	11/30 at 100.00	A1	1,156,570
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A	1,806,610
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,138,580
5,935	Total Nebraska			6,558,436
	Nevada – 0.7% (0.5% of Total Investments)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA	10,512,720
5,000	5.000%, 6/01/39	12/24 at 100.00	AA	5,809,350
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	2,750,436
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA-	2,736,600
2,000	4.000%, 7/01/47	7/27 at 100.00	AA-	2,256,840

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
$95	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	$96,902
130	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	132,602
1,825	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (4)	1,861,920
23,050	Total Nevada			26,157,370
	New Hampshire – 0.5% (0.3% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32	7/22 at 100.00	Baa2	3,593,485
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35	2/28 at 100.00	A	4,911,680
5,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	8,104,000
12,500	Total New Hampshire			16,609,165
	New Jersey – 5.3% (3.5% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	972,314
5,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40	11/29 at 100.00	BBB	6,227,250
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	BBB+	2,223,535
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	BBB+	2,091,672
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB+	1,772,284
6,030	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	7,249,567
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB	2,475,800
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	8,711,974
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/30	6/24 at 100.00	BBB	3,193,606
2,550	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50	12/30 at 100.00	BBB	2,922,300
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/21 at 100.00	BB+	1,485,091
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A1	10,198,138
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	2,045,620
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	1,414,285

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
$2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	$2,429,515
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,996,878
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB	925,810
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB	18,745,690
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	BBB+	8,348,400
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	16,268,200
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB	18,198,250
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB	21,122,700
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB	7,464,212
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB	1,049,430
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB	1,971,300
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB	3,224,621
2,800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/36	12/28 at 100.00	BBB	3,457,552
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB	771,147
7,470	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/50	12/30 at 100.00	BBB	8,578,025
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	2,882,997
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.467%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R (4)	1,678,256
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	632,267
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Baa2	4,973,252
3,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/36	6/28 at 100.00	A-	4,057,491
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	453,078
192,745	Total New Jersey			184,212,507
	New Mexico – 0.5% (0.3% of Total Investments)
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	Aa3	4,113,287

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
$1,575	5.000%, 8/01/44	8/29 at 100.00	Aa3	$2,001,557
4,760	4.000%, 8/01/48	8/29 at 100.00	Aa3	5,525,075
4,035	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	A2	4,701,017
13,740	Total New Mexico			16,340,936
	New York – 8.6% (5.7% of Total Investments)
6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44	No Opt. Call	Ba1	3,207,864
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	560,820
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	3,374,188
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A-	1,822,414
3,195	5.000%, 5/01/43	5/25 at 100.00	A-	3,625,526
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	707,196
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	Aa2	5,353,063
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
14,185	5.000%, 2/15/41	2/30 at 100.00	Aa2	18,357,376
5,815	5.000%, 2/15/48	2/30 at 100.00	Aa2	7,409,880
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
2,915	5.250%, 2/15/47	3/21 at 100.00	A+	2,926,019
975	5.750%, 2/15/47	3/21 at 100.00	A+	979,212
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	10,957,575
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,263,893
3,000	5.000%, 9/01/39	9/24 at 100.00	A	3,430,080
860	5.000%, 9/01/44	9/24 at 100.00	A	975,799
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,385,200
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	8,171,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A:
$285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	$296,064
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB+ (4)	483,051
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	BBB+	5,371,800
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (6)	3/21 at 100.00	N/R	375,000
1,000	5.880%, 10/01/46 (6)	3/21 at 100.00	N/R	750,000
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	6,500,030
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,507,650
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40	5/26 at 100.00	Aa1	2,397,260
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	Aa1	4,589,306
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40	5/28 at 100.00	Aa1	6,280,800
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1:
14,405	4.000%, 11/01/41	11/29 at 100.00	Aa1	17,010,720
5,875	4.000%, 11/01/47	11/29 at 100.00	Aa1	6,875,982
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/44	11/30 at 100.00	Aa1	5,969,100
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA-	2,490,087
11,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA-	12,988,470
2,040	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/40	8/30 at 100.00	AA-	2,448,775
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	3/21 at 100.00	AA-	5,020
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/45	11/25 at 100.00	A1	2,269,420
450	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	3/21 at 100.00	Baa1	450,513
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	27,343,178
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A-	1,610,466
4,350	5.750%, 11/15/51	11/21 at 100.00	A-	4,522,216

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$20,440	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45	9/30 at 100.00	Aa2	$24,246,132
3,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/45	9/30 at 100.00	Aa2	4,151,735
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	BBB	2,192,640
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	12,205,944
29,390	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	33,100,487
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	5,339,794
4,395	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	5,131,778
3,050	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33 (AMT)	1/28 at 100.00	BB+	3,648,745
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)	12/23 at 100.00	A+	1,448,611
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,823,280
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/45 (AMT)	7/30 at 100.00	A+	2,342,340
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	B1	2,992,598
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	B1	2,802,195
1,250	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	1,365,463
268,495	Total New York			301,834,455
	North Carolina – 1.4% (0.9% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A, 5.125%, 4/01/43	4/23 at 100.00	BBB+	12,873,892
3,480	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	3,858,102
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (5)	No Opt. Call	Baa2 (4)	10,842,192
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31	10/24 at 102.00	N/R	1,709,149
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	9,718,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
$5,000	5.000%, 10/01/27	10/22 at 100.00	A2	$5,333,750
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,608,114
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/32	1/26 at 100.00	A	594,715
44,775	Total North Carolina			48,538,571
	North Dakota – 0.6% (0.4% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	717,741
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	6,373,036
7,625	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa2	7,785,278
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 4.000%, 12/01/47	12/27 at 100.00	Baa2	5,345,150
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	732,340
20,100	Total North Dakota			20,953,545
	Ohio – 6.6% (4.3% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa2	7,395,813
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/36	2/28 at 100.00	A+	7,025,100
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45	6/27 at 100.00	A+	1,603,390
24,740	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,951,473
790	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	918,020
39,355	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	45,892,259
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	26,932,443
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017:
3,960	4.000%, 11/15/34	11/27 at 100.00	A3	4,590,511
3,000	4.000%, 11/15/35	11/27 at 100.00	A3	3,468,870

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	$5,001,281
8,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc Obligated Group Project, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	A+	9,696,960
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
1,000	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3	1,093,460
16,820	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB)	1/23 at 100.00	Aa3 (4)	18,391,997
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
265	17.882%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	363,315
625	18.015%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	858,663
975	18.015%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,339,513
1,315	18.015%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,806,626
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2015, 5.000%, 8/15/45	8/25 at 100.00	Baa1	9,451,900
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa3 (4)	7,839,320
2,045	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	2,359,582
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.125%, 8/01/31	8/21 at 100.00	A2	1,025,180
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/33	2/23 at 100.00	Ba2	2,101,560
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	3,022,500
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2015A, 5.000%, 12/01/44	6/25 at 100.00	A2	5,026,468
8,330	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	10,535,951
3,710	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	4,652,934
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,632,975
10,530	5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	11,563,309
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,937,174
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	20,149,784
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,258,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$725	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	A	$809,245
221,140	Total Ohio			229,696,373
	Oklahoma – 0.3% (0.2% of Total Investments)
1,555	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (4)	1,626,965
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/43 (AMT)	6/23 at 100.00	Baa1	3,305,190
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 5.000%, 6/01/45 – BAM Insured (AMT)	6/24 at 100.00	Baa1	5,568,245
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,115,960
10,540	Total Oklahoma			11,616,360
	Oregon – 2.4% (1.6% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	3,037,955
725	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.250%, 11/15/50	11/25 at 102.00	N/R	781,434
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A2	5,610,491
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	17,904,533
3,085	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	3,887,809
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA-	1,792,500
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	A+	4,793,920
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	A+	1,195,850
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	A+	9,055,120
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	A+	22,342,480
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A:
5,855	5.000%, 5/15/44	5/29 at 100.00	A+	7,289,885
3,000	4.000%, 5/15/49	5/29 at 100.00	A+	3,445,230
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	AA-	2,470,180
70,560	Total Oregon			83,607,387
	Pennsylvania – 4.9% (3.2% of Total Investments)
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	9,081,300
1,670	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/45	12/30 at 100.00	A+	1,996,268

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65:
$1,960	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	AA- (4)	$1,985,794
2,570	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,603,821
345	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	432,940
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A	4,317,670
8,385	5.000%, 7/01/42	7/27 at 100.00	A	10,237,750
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	4,130,838
11,000	0.000%, 12/01/38	No Opt. Call	A	7,169,360
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
2,500	5.125%, 12/01/47	12/23 at 100.00	A	2,779,125
2,875	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	3,270,945
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35	9/28 at 100.00	A	2,973,768
5,210	5.000%, 9/01/43	9/28 at 100.00	A	6,329,785
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
500	4.000%, 9/01/44	9/29 at 100.00	A	568,565
165	4.000%, 9/01/49	9/29 at 100.00	A	186,330
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,815,635
1,900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2020, 4.000%, 11/15/43	11/27 at 103.00	A-	2,145,461
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	246,139
9,575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	11,232,432
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	22,411,165
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,990,830
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1, 5.000%, 12/01/38	12/24 at 100.00	A3	2,299,460
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	18,456,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	$7,267,937
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	5,858,150
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
3,740	4.000%, 12/01/45	12/30 at 100.00	A3	4,407,253
3,430	4.000%, 12/01/50	12/30 at 100.00	A3	4,015,227
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A-	10,355,780
2,150	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	2,550,416
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 – BAM Insured	8/25 at 100.00	AA	11,774,200
147,895	Total Pennsylvania			169,890,669
	Puerto Rico – 0.7% (0.4% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured	3/21 at 100.00	N/R	814,656
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,291	4.550%, 7/01/40	7/28 at 100.00	N/R	3,694,246
2,796	0.000%, 7/01/46	7/28 at 41.38	N/R	884,794
12,202	5.000%, 7/01/58	7/28 at 100.00	N/R	13,912,843
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,215,580
17	4.536%, 7/01/53	7/28 at 100.00	N/R	18,826
1,434	4.784%, 7/01/58	7/28 at 100.00	N/R	1,612,519
22,540	Total Puerto Rico			23,153,464
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	AA+	7,990,017
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	3,737,457
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/21 at 15.73	CCC-	4,821,060
40,725	Total Rhode Island			16,548,534
	South Carolina – 4.7% (3.1% of Total Investments)
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A	8,795,025
3,180	5.000%, 11/01/46	5/26 at 100.00	A	3,701,297

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
$21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	$18,847,594
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	1,076,663
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A	5,390,197
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A:
645	5.000%, 4/01/44	4/26 at 103.00	BBB-	722,187
625	5.000%, 4/01/49	4/26 at 103.00	BBB-	695,956
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015, 5.000%, 10/01/45	10/25 at 100.00	A1	1,837,161
13,475	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44	6/30 at 100.00	A+	16,042,122
1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43	5/28 at 100.00	AA-	1,219,330
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	902,790
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	10,939,770
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	17,246,406
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
8,900	5.000%, 12/01/39	12/24 at 100.00	A-	10,287,955
12,760	5.000%, 12/01/46	12/24 at 100.00	A-	14,693,906
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	6,166,820
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	3,967,411
	South Carolina State Ports Authority, Revenue Bonds, Series 2015:
860	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A1 (4)	1,043,146
4,140	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (4)	5,021,654
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
15,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	18,855,019
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	9,769,440
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	6,226,450
144,095	Total South Carolina			163,448,299
	South Dakota – 0.7% (0.5% of Total Investments)
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds, Series 2017, 4.000%, 4/01/42	10/27 at 100.00	Aa3	12,947,703

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 4.000%, 9/01/36	9/27 at 100.00	A1	$3,091,428
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	1,655,669
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	8,347,174
22,650	Total South Dakota			26,041,974
	Tennessee – 1.8% (1.2% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	10,360,592
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	Baa1	2,443,540
7,000	5.000%, 7/01/37	7/28 at 100.00	Baa1	8,529,570
40	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	N/R (4)	40,704
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A	19,829,140
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	A3	3,092,610
3,200	5.000%, 11/01/24	11/21 at 100.00	A3	3,298,016
3,400	5.000%, 11/01/25	11/21 at 100.00	A3	3,503,870
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Aa1	623,730
6,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/39 (AMT)	7/30 at 100.00	A2	7,708,380
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	4,944,080
55,635	Total Tennessee			64,374,232
	Texas – 20.7% (13.6% of Total Investments)
1,975	Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39	2/26 at 100.00	AAA	2,390,165
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 – AGM Insured	2/28 at 100.00	A1	10,938,260
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	559,495
	Austin, Texas, Airport System Revenue Bonds, Series 2015:
3,000	5.000%, 11/15/39 (AMT)	11/24 at 100.00	A	3,395,970
3,040	5.000%, 11/15/44 (AMT)	11/24 at 100.00	A	3,418,480
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A	5,287,905

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	11/22 at 100.00	Aa3	$2,153,320
	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 11/15/38	11/25 at 100.00	Aa3	3,597,030
13,705	5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	16,254,815
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A, 5.000%, 11/15/43	5/23 at 100.00	AA-	5,483,750
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/41	11/26 at 100.00	AA-	1,793,838
	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014:
1,000	5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A1	1,102,820
1,575	5.000%, 7/10/38 – BAM Insured	7/23 at 100.00	A1	1,735,335
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 – AGM Insured	8/24 at 100.00	A-	1,214,559
1,160	5.000%, 8/15/35 – AGM Insured	8/24 at 100.00	A-	1,327,388
1,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2015A, 5.000%, 7/01/28	7/24 at 100.00	AAA	1,731,795
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A2	2,377,860
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,063,650
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,063,650
1,620	Cameron County, Texas, Revenue and Tax Bonds, State Highway 550 Project, Series 2012, 5.000%, 2/15/32 (Pre-refunded 2/15/22) – AGM Insured	2/22 at 100.00	Aa3 (4)	1,702,361
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa1 (4)	835,724
1,100	5.000%, 1/01/43 (Pre-refunded 1/01/23) – AGM Insured	1/23 at 100.00	A2 (4)	1,201,695
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa2 (4)	726,479
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	Baa1	2,091,186
2,205	0.000%, 1/01/37	No Opt. Call	Baa1	1,514,350
2,160	0.000%, 1/01/38	No Opt. Call	Baa1	1,437,480
1,000	0.000%, 1/01/40	No Opt. Call	Baa1	625,620
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa1	3,014,362
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa1	3,462,055
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43	8/23 at 100.00	A-	1,106,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
$1,000	4.350%, 12/01/42	12/22 at 100.00	BBB-	$1,025,210
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,024,020
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,502,655
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013, 5.000%, 7/15/43 (Pre-refunded 7/15/23)	7/23 at 100.00	AA- (4)	2,235,820
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/36 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa2 (4)	1,390,601
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48	12/25 at 100.00	Aa2	1,995,302
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.125%, 11/01/43 (AMT)	11/22 at 100.00	A	8,684,010
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A	17,826,793
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A (4)	10,357,400
9,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A (4)	9,839,530
1,230	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB- (4)	1,402,618
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	216,120
1,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Refunding Series 2013, 5.000%, 8/15/33	8/23 at 100.00	BBB+	1,054,140
	El Paso County, Texas, Certificates of Obligation, Series 2001:
185	5.000%, 2/15/21 – AGM Insured (ETM)	No Opt. Call	AA (4)	185,324
1,565	5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,567,786
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.500%, 9/01/36	3/21 at 102.00	N/R	508,785
7,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	8,327,256
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
3,500	4.000%, 10/01/40	4/30 at 100.00	A2	4,229,295
2,500	4.000%, 10/01/49	4/30 at 100.00	A2	2,964,875
10,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23), 144A	10/23 at 100.00	AA (4)	12,149,977
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,630,028
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.138%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (5)	10/23 at 100.00	AA (4)	6,226,710

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	$5,052,157
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35	3/21 at 100.00	BBB-	1,003,500
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (4)	1,087,660
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26 (Pre-refunded 11/15/22)	11/22 at 100.00	A (4)	1,086,480
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	2,070,193
4,480	5.000%, 12/01/45	6/25 at 100.00	AA	5,175,251
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
1,615	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,696,428
3,000	5.000%, 6/01/38	6/23 at 100.00	Baa2	3,102,450
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	Aa2 (4)	1,441,069
10,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 8/15/50	8/30 at 100.00	Aa2	12,137,500
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C, 5.000%, 8/15/31	8/22 at 100.00	AA-	1,245,129
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 8/15/41	8/26 at 100.00	AA	6,220,221
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	230,750
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	438,998
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	513,069
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,282,142
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,636,820
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	2,139,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$105	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	$102,956
495	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	450,940
50	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	45,645
4,390	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	3,355,321
105	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	94,128
625	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	458,806
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	5,342,149
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	138,896
260	0.000%, 11/15/33	11/31 at 88.44	BB+	161,249
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,187,102
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	576,876
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	1,958,547
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	948,658
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
600	5.000%, 11/15/33	11/24 at 100.00	BBB-	653,004
400	5.000%, 11/15/34	11/24 at 100.00	BBB-	434,820
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
1,000	5.000%, 11/15/28	11/24 at 100.00	BBB	1,130,190
1,000	5.000%, 11/15/30	11/24 at 100.00	BBB	1,123,070
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	1,334,479
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	527,840
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/41 (AMT)	7/28 at 100.00	A	9,218,443
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (4)	2,130,160
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	5,740,450
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	411,380
1,885	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	BB-	2,181,303
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	1,157,780
4,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	4,154,640
2,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2012D, 5.000%, 11/15/42 (Pre-refunded 11/15/22)	11/22 at 100.00	AA (4)	2,174,840

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D, 5.000%, 11/15/36	11/28 at 100.00	Aa2	$3,920,400
2,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/31	3/27 at 100.00	Aa3	2,498,640
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	1,110,664
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	3,091,887
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,858,246
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,506,723
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	9,312,904
1,470	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,099,325
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,654,822
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,990,421
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 0.000%, 8/01/45	8/21 at 24.48	A+	792,007
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds, School Building Series 2014, 5.000%, 2/15/39	2/24 at 100.00	Aaa	1,534,828
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/34	8/24 at 100.00	AA-	3,075,956
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	9,088,240
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,689,732
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue Financing System Bonds, Series 2013, 5.000%, 2/15/36	3/21 at 100.00	AA	2,007,360
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/35 (AMT)	11/25 at 100.00	A-	2,010,820
7,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	3/21 at 100.00	BBB	7,961,772
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,213,572
	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B:
25	5.000%, 5/15/29 (Pre-refunded 5/15/22)	5/22 at 100.00	N/R (4)	26,524
1,975	5.000%, 5/15/29	5/22 at 100.00	A	2,088,385
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46	5/26 at 100.00	A	7,681,245
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School Building Series 2013A, 5.000%, 2/15/43 (Pre-refunded 2/15/23)	2/23 at 100.00	AAA	1,483,933
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,761,602

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	$11,823,106
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	B1	1,111,390
3,000	6.125%, 12/01/38	12/25 at 100.00	B1	3,343,470
2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A	10/21 at 105.00	BB-	3,030,417
4,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	A2	5,100,400
665	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	764,983
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa3 (4)	950,835
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	738,123
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33	12/22 at 100.00	A1	4,183,893
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	5,677,746
8,470	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	12,896,507
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	3,085,110
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	2,062,540
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	8,455,580
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	A1	1,916,825
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	11,063,255
4,555	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,288,264
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A	15,550,428
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,162,290
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana Project, Refunding Series 2015, 5.000%, 7/15/26	7/25 at 100.00	AA-	1,200,950
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E, 0.000%, 10/01/35	No Opt. Call	AA	1,126,776

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/40	2/25 at 100.00	AAA	$4,651,080
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	216,066
4,060	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)	3/21 at 100.00	BBB+	4,063,045
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27 (AMT)	7/22 at 100.00	A	2,648,500
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B, 5.000%, 5/15/34	5/25 at 100.00	AA	3,146,484
1,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2018A, 5.000%, 5/15/48	5/28 at 100.00	AA	1,251,230
1,925	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	A1	2,371,061
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	579,679
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/32	5/26 at 100.00	AA-	1,526,950
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,407,540
2,775	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	3,320,842
	Texas Municipal Power Agency, Revenue Bonds, Refunding Transmission Series 2010:
640	5.000%, 9/01/34	3/21 at 100.00	A+	642,342
1,000	5.000%, 9/01/40	3/21 at 100.00	A+	1,003,660
19,735	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	22,388,765
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,539,655
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,628,062
25,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)	6/29 at 100.00	Baa3	30,475,750
	Texas State, General Obligation Bonds, Texas Transportation Commission, Highway Improvement Series 2014:
800	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	919,128
1,200	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA	1,382,808
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,113,960
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA	2,304,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	$10,139,042
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A3	4,583,250
10,960	5.000%, 8/15/37	8/24 at 100.00	A3	12,475,658
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	Baa1	2,392,383
15,750	5.000%, 8/15/42	8/24 at 100.00	Baa1	17,727,255
10,000	Texas Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2016A, 5.000%, 10/01/30 (UB) (5)	10/26 at 100.00	AAA	12,438,200
1,875	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57	2/29 at 100.00	Baa3	2,204,625
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,283,652
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A3	7,697,255
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,007,234
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A3	9,827,007
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,789,632
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A3	20,661,285
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A:
10,000	4.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	11,855,600
5,000	5.000%, 10/15/42	10/27 at 100.00	AAA	6,316,150
16,600	5.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	20,969,618
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49	10/28 at 100.00	AAA	6,418,450
2,490	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2018, 5.000%, 9/01/40	9/25 at 100.00	Baa2	2,792,311
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38 (Pre-refunded 8/01/24)	8/24 at 100.00	AA+ (4)	2,027,070
250	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)	3/21 at 100.00	CC	251,125
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B:
1,000	0.000%, 8/15/45 (Pre-refunded 8/15/25)	8/25 at 44.15	Aaa	430,630
8,000	0.000%, 8/15/45	8/25 at 44.15	Aaa	3,328,800
686,735	Total Texas			724,895,616

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 1.4% (1.0% of Total Investments)
$27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A	$32,392,681
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A	5,464,620
5,795	Utah Charter School Finance Authoirty, Charter School Revenue Bonds, Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46	4/26 at 100.00	AA	6,662,395
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2012, 5.000%, 5/15/43 (Pre-refunded 5/15/21)	5/21 at 100.00	AA+ (4)	2,028,020
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,776,622
2,445	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	A+ (4)	2,608,913
43,460	Total Utah			50,933,251
	Virginia – 3.1% (2.0% of Total Investments)
785	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	3/21 at 100.00	BB-	784,969
560	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	A+	662,396
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	543,402
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	1,159,540
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)	3/21 at 100.00	AA+	1,005,230
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52	1/28 at 100.00	AA	14,748,720
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	2,603,040
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
4,750	5.000%, 10/01/47	10/29 at 100.00	Baa2	5,828,345
6,000	4.000%, 10/01/49	10/29 at 100.00	Baa2	6,781,560
1,810	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	2,047,038
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	5,852,362
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	1,445,520
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	6,335,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
$2,000	4.000%, 11/01/33	11/22 at 100.00	AA-	$2,095,280
3,000	5.000%, 11/01/46	11/22 at 100.00	AA-	3,172,380
6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/21 at 100.00	B-	6,148,938
15,605	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	Baa3	18,357,098
8,135	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB-	8,437,053
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
4,225	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	4,505,329
14,375	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	15,076,356
96,900	Total Virginia			107,590,506
	Washington – 2.9% (1.9% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/40	7/24 at 100.00	AA-	2,275,420
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41 (Pre-refunded 1/01/26)	1/26 at 100.00	Aa3 (4)	2,922,984
14,380	King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45	12/29 at 100.00	Aa3	16,923,247
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A2	2,637,082
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	17,769,381
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	A+	7,159,140
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	A+	5,310,272
1,145	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	A+	1,396,041
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43	6/23 at 100.00	BBB+	10,576,800
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,654,125
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,261,840
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	1,067,080
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	13,300,785
5,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	BBB+	5,931,950

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$2,525	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/45	5/30 at 100.00	A	$2,912,890
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	331,264
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	6,389,669
90,055	Total Washington			102,819,970
	West Virginia – 0.8% (0.5% of Total Investments)
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	7,856,940
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	18,134,700
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	2,399,240
24,000	Total West Virginia			28,390,880
	Wisconsin – 1.9% (1.3% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
34	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	962
30	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	829
29	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	800
29	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	744
28	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	720
36	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	901
36	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	873
35	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	822
34	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	789
33	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	761
1,715	5.500%, 7/01/56, 144A (6)	3/28 at 100.00	N/R	1,321,139
37	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	821
36	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	782
35	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	748
34	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	711
34	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	682
33	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	647
32	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	620
31	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	596
31	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	568
33	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	584
401	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	6,543

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$59	0.000%, 1/01/46, 144A (6)	No Opt. Call	N/R	$1,735
59	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	1,648
58	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	1,613
58	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	1,570
57	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	1,489
62	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	1,605
1,607	3.750%, 7/01/51, 144A (6)	3/28 at 100.00	N/R	1,092,555
62	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	1,535
61	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	1,488
61	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	1,439
60	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	1,390
59	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	1,351
59	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	1,306
58	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	1,259
57	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	1,228
57	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	1,182
56	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	1,134
56	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	1,098
55	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	1,061
54	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	1,036
54	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	995
53	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	933
693	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	11,313
10,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A, 4.000%, 6/01/45	6/30 at 100.00	A+	11,684,900
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc, Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	5,567,350
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,297,637
2,750	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	2,820,207
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47	7/27 at 100.00	A+	2,762,100
10,225	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39	5/26 at 100.00	Aa2	11,912,841
1,870	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beloit Health System, Inc, Series 2016, 4.000%, 7/01/46	7/26 at 100.00	A	2,046,547
4,220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017, 4.000%, 8/15/42	8/27 at 100.00	Aa3	4,856,840

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A:
$12,440	5.000%, 2/15/42	2/26 at 100.00	A-	$14,268,804
6,000	5.000%, 2/15/46	2/26 at 100.00	A-	6,840,600
62,546	Total Wisconsin			66,532,431
$4,912,795	Total Municipal Bonds (cost $4,697,591,129)			5,315,234,604

Shares	Description (1), (8)	Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc	$143,195
32,524	Invesco Quality Municipal Income Trust	418,909
	Total Investment Companies (cost $530,611)	562,104
	Total Long-Term Investments (cost $4,698,121,740)	5,315,796,708

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.3% of Total Investments)
	MUNICIPAL BONDS – 0.5% (0.3% of Total Investments)
	National – 0.4% (0.3% of Total Investments)
$15,100	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.220%, 12/01/21 (AMT)	No Opt. Call	F1+	$15,100,000
	Texas – 0.1% (0.0% of Total Investments)
3,000	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Series 2001B Variable Rate Demand Obligations, 0.030%, 12/01/39 (AMT) (9)	3/21 at 100.00	VMIG1	3,000,000
$18,100	Total Short-Term Investments (cost $18,100,000)			18,100,000
	Total Investments (cost $4,716,221,740) – 152.7%			5,333,896,708
	Floating Rate Obligations – (2.7)%			(92,900,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (15.6)% (10)			(545,229,412)
	MuniFund Preferred Shares, net of deferred offering costs – (19.4)% (11)			(678,379,643)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (18.0)% (12)			(630,254,813)
	Other Assets Less Liabilities – 3.0%			105,638,792
	Net Assets Applicable to Common Shares – 100%			$3,492,771,632

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,315,234,604	$ —	$5,315,234,604
Investment Companies	562,104	—	—	562,104
Short-Term Investments:
Municipal Bonds	—	18,100,000	—	18,100,000
Total	$562,104	$5,333,334,604	$ —	$5,333,896,708

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 10.2%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.7%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.